N-Q 1 formnq.htm EAGLE CAPITAL GROWTH FUND, INC NQ 03-30-2012

United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company
Investment Company Act file number: 811-05807
Eagle Capital Growth Fund, Inc.
(Exact name of registrant as specified in charter)

225 East Mason Street, Suite 802, Milwaukee, WI 53202-3657
(Address of principal executive offices) (zip code)
Luke E. Sims, President
Eagle Capital Growth Fund, Inc.
225 East Mason Street
Suite 802
Milwaukee, WI 53202-3657
(414) 765-1107
(Name and address of agent for service)
Registrant's telephone number, including area code:
(414) 765-1107

Date of fiscal year end: December 31, 2012

Date of reporting period: September 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS
Eagle Capital Growth Fund, Inc.
Portfolio of Investments (as of September 30, 2012) (unaudited)

Common Stock (70.8% of total investments)			LEVEL ONE

Industry
Consumer	Shares	Cost	Market Value	% Total Inv.
Colgate-Palmolive Co.	6,000	$72,938	$643,320
PepsiCo, Inc.	10,000	168,296	707,700
Procter & Gamble Co.	11,000	658,137	762,960
			$2,113,980	(8.6%)
Data Processing
Automatic Data Processing, Inc.	24,000	877,946	1,407,840
Paychex, Inc.	31,000	797,952	1,031,990
			$2,439,830	(10.0%)
Drug/Medical Device
Abbott Laboratories Inc.	7,500	365,998	514,200
Johnson & Johnson	12,500	484,536	861,375
Stryker Corp.	20,000	95,500	1,113,200
			$2,488,775	(10.2%)
Industrial
Emerson Electric Co.	22,000	990,207	1,061,940
Hillenbrand, Inc.	57,000	1,109,325	1,036,830
Illinois Tool Works Inc.	17,000	786,916	1,010,990
Sigma-Aldrich Corp.	16,000	498,184	1,151,550
Waters Corp.*	6,000	302,341	499,980
			$4,761,290	(19.5%)
Mutual Fund Managers
Eaton Vance Corp.	34,000	801,121	984,640
Franklin Resources, Inc.	4,500	427,398	562,815
			$1,547,455	(6.3%)
Insurance
Berkshire Hathaway Inc.*	17,000	1,303,475	1,499,400
The Chubb Corporation	14,000	715,049	1,067,920
			$2,567,320	(10.5%)
Retail/Distribution
Sysco Corp.	20,000	142,750	625,400
			$625,400	(2.6%)
Closed-End Funds
Diamond Hill Financial Trends Fund, Inc.	69,219	676,480	779,406
			$779,406	(3.2%)

Total common stock investments			$17,323,456

Money Market Funds (29.2% of total investments)			LEVEL ONE
Federated Government Obligations Fund #5 Institutional, .02%**	7,146,762	7,146,762	7,146,762	(29.2%)

Total investments			$24,470,218

All other assets less liabilities			31,775
Accrued investment advisory fees			14,637

Total net assets			$24,487,357

*	Non-dividend paying security
**	The rate shown represents the 7-day yield at September 30, 2012.

Footnote:

The following information is based upon federal income tax cost of portfolio investments as of September 30, 2012:

Gross unrealized appreciation	$6,141,278
Gross unrealized depreciation	(92,371)
Net unrealized appreciation	$6,048,907

Federal income tax basis	$11,274,550

ITEM 2.	Controls and Procedures

(a)
As of October 1, 2012, an evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) was performed by management with the participation of the registrant's President and Chief Executive Officer (who is the principal executive officer of the registrant) and the registrant’s Chief Financial Officer (who is the principal financial officer of the registrant).  Based on that evaluation, the registrant's President and Chief Executive Officer and Chief Financial Officer concluded that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified by the Commission's rules and forms, and that information required to be disclosed by the registrant has been accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, or persons performing similar functions as appropriate to allow timely decisions regarding required disclosure.

(b)
Fair Value Accounting—Accounting standards require certain assets and liabilities be reported at fair value in the financial statements and provides a framework for establishing that fair value.  The framework for determining fair value is based on a hierarchy that prioritizes the inputs and valuation techniques used to measure fair value.

In general, fair values determined by Level 1 inputs use quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Fair values determined by Level 2 inputs use other inputs that are observable, either directly or indirectly.  These Level 2 inputs include quoted prices for similar assets and liabilities in active markets, and other inputs such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 inputs are unobservable inputs, including inputs that are available in situations where there is little, if any, market activity for the related asset.  These level 3 fair value measurements are based primarily on management’s own estimates using pricing models, discounted cash flow methodologies, or similar techniques taking into account the characteristics of the asset.